Income taxes	12 Months Ended
Dec. 31, 2013
Income taxes
19	Income taxes

The components of income before income tax expenses were as follows:

	Years Ended December 31,
	2011	2012	2013
China	$213,272	$285,595	$299,236
Non-China*	(23,700)	(65,944)	(54,429)

Total	$189,572	$219,651	$244,807

The provision for income taxes consists of the following:

	Years Ended December 31,
	2011	2012	2013
Current:
China	$19,637	$37,540	$12,389
Non-China*	337	(144)	855

Total	$19,974	$37,396	$13,244
Deferred:
China	$(2,206)	$(3,367)	$599
Non-China*	4,879	3,340	417

Total	2,673	(27)	1,016

Total provision for income taxes	$22,647	$37,369	$14,260

Remarks*:	The financial figures are presented on entity level and only consider subsidiaries incorporated outside China.

Mindray International is a tax exempted company incorporated in the Cayman Islands and is not subject to taxation under current Cayman Islands law.

The Company conducts substantial business through Shenzhen Mindray Bio-Medical Electronics Co., Ltd (“Shenzhen Mindray”) which was determined as “New and Hi-Tech Enterprises” (“NHTE”) in October 2008 and was therefore eligible to a preferential enterprise income tax (EIT) of 15% through the end of 2013. The continued qualification for NHTE will still be subject to review by the relevant government authority in the PRC. Shenzhen Mindray is currently applying renewal of its NHTE status.

Shenzhen Mindray was also awarded “Nationwide Key Software Enterprise” status for the calendar years from 2009 through 2014, which allows Shenzhen Mindray to enjoy a unified 10% EIT rate for these years under the tax policies for software and integrated circuit industries. Currently, the Nationwide Key Software Enterprise status is granted every two years by the relevant government authority in the PRC. Shenzhen Mindray may not be granted this status for any future years. The tax benefits were recognized in the year the status was granted to Shenzhen Mindray.

A summary of tax benefits from “Nationwide Key Software Enterprise” status is presented as below:

	Years Ended December 31,
	2011	2012	2013
2010 Tax benefits	$7,561	$—	$—
2011 Tax benefits	—	—	7,923
2012 Tax benefits	—	—	11,451
2013 Tax benefits	—	—	7,399

Total tax benefits	$7,561	$—	$26,773

Shenzhen Mindray Software Technology Co., Ltd (“Shenzhen Mindray Software”) was established in 2011 and is engaged in the development and sales of software applications to Shenzhen Mindray. It started to make profit in 2013 and therefore is entitled to a tax holiday under the EIT law which provided an EIT exemption from 2013 to 2014, and the 50% tax reduction from 2015 through 2017. It was also determined as NHTE from 2013 to 2015.

Mindray DS USA Inc. (“Mindray DS USA”) and ZONARE Medical Systems, Inc. (“ZONARE”) are companies incorporated in Delaware, United States of America and are currently subject to federal tax and state tax. The combined tax rate of Mindray DS USA and ZONARE is 40.2% and 38.9%, respectively. The Federal statute of limitations for the taxing authorities to assess the tax is generally three years from the date the return is filed.

Components of deferred tax assets and liabilities were as follows:

	December 31,
	2012	2013
Deferred tax assets are analyzed as:
Accrued compensation	$473	$197
Acquired intangible assets	6,049	6,747
Bad debt provision	3,418	3,872
Depreciation of property, plant and equipment	1,135	1,551
Government subsidies	2,393	2,720
Inventory write-down	1,096	1,546
Sales incentive and warranty accruals	2,315	2,535
Tax losses	40,180	48,772
Research & experimentation tax credits	878	1,420
Others	390	(260)
Valuation allowance	(51,884)	(59,515)

Net deferred tax assets	$6,443	$9,585

Deferred tax liabilities are analyzed as:
Acquired intangible assets	$(23,369)	$(42,812)
Undistributed earnings that may be distributed by the PRC subsidiaries	—	(3,000)

Total	$(16,926)	$(36,227)

	December 31,
	2012	2013
Deferred tax assets are analyzed as:
Current	$6,443	$9,585

Deferred tax liabilities are analyzed as:
Non-current	(23,369)	(45,812)

Total	$(16,926)	$(36,227)

The EIT law in the PRC imposes a 10% withholding income tax (“WHT”) for dividends declared out of the post-January 1, 2008 earnings by a foreign-invested enterprise (“FIE”) to its immediate holding company outside China. However, any dividends declared out of pre-January 1, 2008 earnings are not subject to any WHT. For certain jurisdictions, such as Hong Kong, which has signed tax treaties with China, the WHT rate may be reduced to 5% if they declare dividends out of post-January 1, 2008 earnings and such Hong Kong holding company was considered as beneficial owner of such dividends.

Certain amounts of undistributed earnings of the Company’s PRC subsidiary as of December 31, 2013 may be distributed to its immediate parent companies, i.e. our Hong Kong subsidiaries in the future. Accordingly, a deferred tax liability for income taxes of $3.0 million on this portion of the undistributed earnings has been recorded as of December 31, 2013. No deferred tax liabilities for income taxes on the remaining undistributed earnings of the Company’s PRC subsidiaries are recorded as the Company intends to permanently reinvest such remaining undistributed earnings in the PRC. The total amount of undistributed earnings of the Company’s PRC subsidiaries that the Company intends to permanently reinvest in the PRC was $993,476 and $1,177,764 as of December 31, 2012 and 2013, respectively and the amount of the unrecognized deferred tax liability on these permanently reinvested earnings was $55,933 and $66,296 as of December 31, 2012 and 2013, respectively.

As of December 31, 2013, the Company had net operating loss carryforwards of $251,513 that can be used against future tax income, out of which $92,789 and $123,124 is in relation to Mindray DS USA and ZONARE respectively. ZONARE’s net operating loss carryforwards may be subject to further review due to loss limitation rules in the United States. The net operating loss carryforwards in relation to Mindray DS USA and ZONARE Medical Systems will expire in 2029-2033 and 2018-2033 if not utilized, while the net operating loss carryforwards for other subsidiaries are subject to different expiry dates.

As the Company operates through multiple subsidiaries, the valuation allowance is considered on an individual subsidiary basis. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion or all of the deferred tax assets within those loss jurisdictions will not be realized. The Company recorded a valuation allowance of $51,884 and $59,515 for those deferred tax assets that do not meet likely than not threshold as of December 31, 2012 and 2013.

Movements in valuation allowance were as follows:

	December 31,
	2011	2012	2013
Balance, beginning of year	$29,132	$36,945	$51,884
Current year addition	7,813	14,939	7,631

Balance, end of year	$36,945	$51,884	$59,515

Reconciliation of provision for income taxes to the amount computed by applying the current tax rate to the income before income taxes and non-controlling interests on the consolidated statements of operations is as follows:

	Years Ended December 31,
	2011	2012	2013
Income before income taxes and non-controlling interests	$189,572	$219,651	$244,807
PRC enterprise income tax rate	15%	15%	15%
Income tax at PRC enterprise income tax rate on income before income taxes	32,196	36,809	44,435
Effect of net income for which no income tax benefit/expense is receivable/payable	1,252	(929)	(3,993)
Effect of foreign income tax rate	(10,392)	(5,192)	(1,286)
Change in PRC income tax rate	(124)	(68)	(35)
Employee share-based compensation expense	1,909	1,833	334
(Non-taxable) taxable VAT refunds	(3,303)	(3,853)	9,415
Additional deduction on research and development expense	(5,109)	(5,958)	(8,565)
Over provision of income taxes in prior years	(1,595)	(212)	(2,159)
Effect of tax holiday	—	—	(7,744)
Effect of income tax benefits	—	—	(26,773)
Effect of deferred tax liabilities on undistributed earnings that may be distributed by the PRC subsidiaries	—	—	3,000
Change in valuation allowance	7,813	14,939	7,631

Total provision for income taxes	$22,647	$37,369	$14,260

The additional tax that would otherwise have been payable without tax holidays amounted to approximately $nil, $nil and $7,744 in 2011, 2012 and 2013, respectively, representing a reduction in basic earnings per share of $nil, $nil and $0.07 in 2011, 2012 and 2013, respectively, or a reduction in diluted earnings per share of $nil, $nil and $0.06 in 2011, 2012 and 2013, respectively.

As of December 31, 2012 and 2013, we had $5.5 million and $3.7 million of unrecognized tax benefits, respectively, included in our current tax liability. A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	December 31,
	2012	2013
Unrecognized tax benefits beginning balance	$3,651	$5,484
Gross decrease - tax positions in prior year	—	(1,226)
Gross increase (decrease) current period tax positions	1,833	(599)

Unrecognized tax benefits ending balance	$5,484	$3,659

The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

The Company recorded interest and penalties related to income tax matters in provision for income taxes on consolidated statements of operations. As of December 31, 2012 and 2013, the amount of interest and penalties related to uncertain tax positions are immaterial.